Annual Operating Expenses - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Quality Factor ETF - Fidelity Quality Factor ETF	Nov. 29, 2022
Operating Expenses:
Management fee	0.29%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.29%